Stockholders' Equity (Deficit) - Co-Founder Divestment and Stock Repurchase Agreements (Q3) (Details) - USD ($) $ in Millions									3 Months Ended
	Sep. 15, 2024	Mar. 04, 2024	Jan. 12, 2024	Oct. 02, 2023	Sep. 07, 2023	Feb. 27, 2023	Aug. 12, 2021	Jun. 30, 2021	Mar. 31, 2023
Class of Stock [Line Items]
Percentage of equity interest sold by co-founders								100.00%
Additional payments owed to co-founders						$ 10.0		$ 10.0
Minimum proceeds from sale of business and other capital raising transactions								250.0
Aggregate cost	$ 2.8	$ 4.0	$ 4.0	$ 4.0	$ 5.0	10.0
Additional funding received in connection with business combination						247.3	$ 247.3
Payment of liability									$ 10.0
Common Stock
Class of Stock [Line Items]
Aggregate cost						$ 10.0
Consideration From Funds Legally Available
Class of Stock [Line Items]
Additional payments owed to co-founders								$ 40.0